Financial Instruments (Tables)	12 Months Ended
Sep. 27, 2013
Fair Value Disclosures [Abstract]
Financial Liabilities Measured at Fair Value on Recurring Basis

Financial liabilities measured at fair value on a recurring basis consist of the following (in thousands):

	September 27, 2013
	Fair Value	Active Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Warrant liability	$11,873	$—	$—	$11,873

	September 28, 2012
	Fair Value	Active Markets for Identical Assets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Contingent consideration	$6,580	$—	$—	$6,580

Warrant liability	$7,561	$—	$—	$7,561

Changes in Financial Liabilities with Inputs Classified within Level 3 of Fair Value

The changes in financial liabilities with inputs classified within Level 3 of the fair value hierarchy consist of the following (in thousands):

	Fiscal Year 2013
	September 28, 2012	Net Realized/Unrealized Losses (Gains) Included in Earnings	Purchases and Issuances	Sales and Settlements	Transfers in and/or (out) of Level 3	September 27, 2013
Contingent consideration	$6,580	$(577)	$—	$(6,003)	$—	$—

Warrant liability	$7,561	$4,312	$—	$—	$—	$11,873

	Fiscal Year 2012
	September 30, 2011	Net Realized/Unrealized Losses (Gains) Included in Earnings	Purchases and Issuances	Sales and Settlements	Transfers in and/or (out) of Level 3	September 28, 2012
Contingent consideration	$25,502	$(3,922)	$—	$(15,000)	$—	$6,580

Warrant liability	$10,736	$(3,175)	$—	$—	$—	$7,561

Class B conversion liability	$81,378	$44,119	$—	$(125,497)	$—	$—

	Fiscal Year 2011
	October 2, 2010	Net Realized/Unrealized Losses (Gains) Included in Earnings	Purchases and Issuances	Sales and Settlements	Transfers in and/or (out) of Level 3	September 30, 2011
Contingent consideration	$29,300	$210	$4,817	$(8,825)	$—	$25,502

Warrant liability	$—	$5,080	$5,656	$—	$—	$10,736

Class B conversion liability	$—	$39,737	$41,641	$—	$—	$81,378